Submission	Jan. 19, 2026
Submission [Line Items]
Central Index Key	0002070542
Registrant Name	BlockchAIn Digital Infrastructure, Inc.
Registration File Number	333-291856
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A